                              OPPENHEIMER QUEST BALANCED FUND
                           Supplement dated June 17, 2008 to the
                             Prospectus dated January 31, 2008

     This supplement  amends the Prospectus as follows and is in addition to the supplement dated April 28, 2008.

     The section titled "Portfolio  Manager"  beginning on page 14 is deleted in its entirety and is replaced with the following:

Portfolio  Managers.  The Fund's  portfolio  is managed by Colin  Glinsman,
Martin  Fetherston  and Gerald E.  Thunelius.  Mr.  Glinsman  is the Fund's lead portfolio  manager and is the person  primarily  responsible  for the day-to-day management of the Fund's  investments.  Mr.  Glinsman has final  decision-making authority  over both the  equity  and fixed  income  investments  for the Fund's portfolio.  Messrs. Fetherston and Thunelius propose securities  recommendations for the fixed  income side of the  portfolio to Mr.  Glinsman,  who also selects fixed  income  investments  independent  of Messrs.  Fetherston  and  Thunelius'
recommendations.

     Mr.  Glinsman has been the Fund's lead  portfolio  manager  since  December
1992. He is Managing  Director and Chief Investment  Officer of the Sub-Adviser.
He joined the Sub-Adviser in 1989.

     Mr.  Fetherston,  CFA, is a Vice  President and a portfolio  manager in the
Sub-Adviser's  fixed income  group and has been a portfolio  manager of the Fund since June 2008.  Prior to joining the  Sub-Adviser  in 2007, he was a portfolio manager for First Investors  Management  Company  managing the investment  grade portfolios and corporate bonds from 2006. He was a Senior  Portfolio  Manager at the Dreyfus Corporation from 2002 to 2006.

     Mr.  Thunelius  is a  Senior  Vice  President,  Director  of  Fixed  Income
Management  of  the  Sub-Adviser  and  has  been  a  portfolio  manager  in  the
Sub-Adviser's  fixed income group since December  2006. He was Chief  Investment
Officer of Gartmore Morley  Financial from February - December 2006, and was the
Director of Taxable Fixed Income with the Dreyfus  Corporation from 1999 through
2005.

     The Statement of Additional  Information  provides  additional  information about the portfolio managers' compensation, other accounts they manage and their ownership of Fund shares.

June 17, 2008                                                      PS0257.034